Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	PVR
Entity Registrant Name	PENN VIRGINIA RESOURCE PARTNERS L P
Entity Central Index Key	0001144945

Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenues
Natural gas	$ 74,627	$ 91,978
Natural gas liquids	117,794	108,842
Gathering and transportation	13,855	5,461
Coal royalties	33,159	38,991
Other	6,982	8,255
Total revenues	246,417	253,527
Expenses
Cost of gas purchased	165,464	170,255
Operating	15,903	13,073
General and administrative	12,044	10,970
Impairments	124,845
Depreciation, depletion and amortization	23,853	21,244
Total expenses	342,109	215,542
Operating income (loss)	(95,692)	37,985
Other income (expense)
Interest expense	(9,817)	(10,850)
Derivatives	(4,951)	(19,761)
Other	116	137
Net income (loss)	(110,344)	7,511
Net loss attributable to noncontrolling interests, pre-merger		664
Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$ (110,344)	$ 8,175
Basic net income (loss) per limited partner unit	(1.39)	0.17
Diluted net income (loss) per limited partner unit	(1.39)	0.17
Weighted average number of units outstanding, basic	79,301	46,426
Weighted average number of units outstanding, diluted	79,340	46,426

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income (loss)	$ (110,344)	$ 7,511
Reclassification adjustment for derivative activities	(147)	189
Comprehensive income (loss)	$ (110,491)	$ 7,700

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,530	$ 8,640
Accounts receivable, net of allowance for doubtful accounts	89,540	101,340
Other current assets	5,273	5,640
Total current assets	102,343	115,620
Property, plant and equipment	1,674,677	1,689,256
Accumulated depreciation, depletion and amortization	(411,921)	(406,959)
Net property, plant and equipment	1,262,756	1,282,297
Equity investments	88,503	81,162
Intangible assets (net of accumulated amortization of $25,398 and $38,587)	14,654	70,665
Other long-term assets	42,927	44,248
Total assets	1,511,183	1,593,992
Current liabilities
Accounts payable and accrued liabilities	112,755	124,082
Deferred income	3,349	3,416
Derivative liabilities	13,499	12,042
Total current liabilities	129,603	139,540
Deferred income	11,319	10,492
Other liabilities	21,060	21,256
Senior notes	300,000	300,000
Revolving credit facility	617,000	541,000
Partners' capital
Common units	431,605	580,961
Accumulated other comprehensive income	596	743
Total partners' capital	432,201	581,704
Total liabilities and partners' capital	$ 1,511,183	$ 1,593,992

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Intangible assets, accumulated amortization	$ 25,398	$ 38,587

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (110,344)	$ 7,511
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	23,853	21,244
Impairments	124,845
Derivative Contracts:
Total derivative losses	4,951	19,761
Cash payments to settle derivatives	(3,641)	(4,858)
Non-cash interest expense	1,049	1,040
Non-cash unit-based compensation	2,038	821
Equity earnings, net of distributions received	(741)	3,160
Other	(647)	(147)
Changes in operating assets and liabilities
Accounts receivable	11,814	(1,795)
Accounts payable and accrued liabilities	(8,892)	8,421
Deferred income	760	(147)
Other assets and liabilities	122	(203)
Net cash provided by operating activities	45,167	54,808
Cash flows from investing activities
Acquisitions	(196)	(95,216)
Additions to property, plant and equipment	(75,373)	(37,451)
Other	(6,290)	1,007
Net cash used in investing activities	(81,859)	(131,660)
Cash flows from financing activities
Distributions to partners	(40,418)	(30,633)
Proceeds from borrowings	86,000	120,000
Repayments of borrowings	(10,000)	(13,000)
Cash paid for merger		(1,004)
Net cash provided by financing activities	35,582	75,363
Net decrease in cash and cash equivalents	(1,110)	(1,489)
Cash and cash equivalents-beginning of period	8,640	15,964
Cash and cash equivalents-end of period	7,530	14,475
Supplemental disclosure:
Cash paid for interest	4,694	5,616
Noncash investing activities:
Other liabilities related to acquisitions		$ 2,060

Consolidated Statements Of Partners' Capital (USD $) In Thousands	Total	Common Units	Accumulated Other Comprehensive Income (loss)	Noncontrolling interests of PVR
Balance, value at Dec. 31, 2010	$ 434,650	$ 213,646	$ 159	$ 220,845
Balance, shares at Dec. 31, 2010		38,293
Unit-based compensation, value	4,930	4,930
Unit-based compensation, shares		4
Costs associated with merger	(10,997)	(10,997)
Units issued to acquire non-controlling interests		204,537	250	(204,787)
Units issued to acquire non-controlling interests, shares		32,665
Distributions paid	(30,633)	(15,239)		(15,394)
Net income (loss)	7,511	8,175		(664)
Other comprehensive income (loss)	189		189
Balance, value at Mar. 31, 2011	405,650	405,052	598
Balance, shares at Mar. 31, 2011		70,962
Balance, value at Dec. 31, 2011	581,704	580,961	743
Balance, shares at Dec. 31, 2011		79,033
Unit-based compensation, value	1,406	1,406
Unit-based compensation, shares		49
Distributions paid	(40,418)	(40,418)
Net income (loss)	(110,344)	(110,344)
Other comprehensive income (loss)	(147)		(147)
Balance, value at Mar. 31, 2012	$ 432,201	$ 431,605	$ 596
Balance, shares at Mar. 31, 2012		79,082

Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Penn Virginia Resource Partners, L.P. (NYSE: PVR) is a publicly traded Delaware limited partnership that is principally engaged in the gathering and processing of natural gas and the management of coal and natural resource properties in the United States. We currently conduct operations in three business segments which are as follows:

•

Eastern Midstream—Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports fresh water to natural gas producers.

•

Midcontinent Midstream—Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

•

Coal and Natural Resource Management—Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

In accordance with accounting standards, which we adopted during the three months ended March 31, 2012, when reviewing long-lived assets to be held and used, including related tangible assets, we have adopted the approach to review qualitative factors (such as, macroeconomic conditions, industry and market considerations, overall financial performance, etc.) to determine whether it is more likely than not (that is, the likelihood of more than 50 percent) that the fair value of those assets is less than its carrying amount, including goodwill if any. As a result, we recognize an impairment loss when the carrying amount of an asset exceeds the sum of the undiscounted estimated cash flows. In this circumstance, we recognize an impairment loss equal to the difference between the carrying value and the fair value of the asset. Fair value is estimated to be the present value of future net cash flows from the asset, discounted using a rate commensurate with the risk and remaining life of the asset.

During the three months ended March 31, 2012 we adopted the Accounting Standards Update (“ASU”) regarding the prominence of other comprehensive income in the financial statements. This ASU requires us to report comprehensive income in either a single statement or in two consecutive statements reporting net income and other comprehensive income. This amended presentation of comprehensive income does not change items that are reported in other comprehensive income or requirements to report reclassifications of items from other comprehensive income to net income. This ASU eliminates the option to report other comprehensive income and its components in the statement of changes in partners’ capital. Management elected to present a second consecutive statement.

Our Consolidated Financial Statements include the accounts of PVR and all of our wholly owned subsidiaries. Investments in non-controlled entities over which we exercise significant influence are accounted for using the equity method. Intercompany balances and transactions have been eliminated in consolidation. Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. These statements involve the use of estimates and judgments where appropriate. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our Consolidated Financial Statements have been included.

Management has evaluated all activities of PVR through the date upon which our Consolidated Financial Statements were issued and concluded that no subsequent events have occurred that would require recognition in the Consolidated Financial Statements, disclosure is required in the Notes to the Consolidated Financial Statements. See Note 11 to the Consolidated Financial Statements.

All dollar and unit amounts presented in the tables to these Notes are in thousands unless otherwise indicated.

Impairment	3 Months Ended
Mar. 31, 2012
Impairment

2. Impairment

During the three months ended March 31, 2012, we recognized a $124.8 million impairment charge related to our tangible and intangible natural gas gathering assets in Midcontinent Midstream segment located in the southern portion of the Fort Worth Basin of north Texas (the “North Texas Gathering System”). The gathering lines and customer contracts were written down to their fair value determined using the income approach and discounting the estimated cash flows for the assets. This is a nonrecurring fair value measurement (see Footnote 3. Fair Value Measurements) that was triggered by continuing market declines of natural gas prices and lack of drilling in the area. The North Texas Gathering System represented less than 1% of our consolidated total revenues for the three months ended March 31, 2012 and 2011.

Fair Value Measurements	3 Months Ended
Mar. 31, 2012
Fair Value Measurements

3. Fair Value Measurements

We present fair value measurements and disclosures applicable to both our financial and nonfinancial assets and liabilities that are measured and reported on a fair value basis. Fair value is an exit price representing the expected amount we would receive to sell an asset or pay to transfer a liability in an orderly transaction with market participants at the measurement date. We have followed consistent methods and assumptions to estimate the fair values as more fully described in our Annual Report on Form 10-K for the year ended December 31, 2011.

Our financial instruments that are subject to fair value disclosure consist of cash and cash equivalents, accounts receivable, accounts payable, derivatives and long-term debt. At March 31, 2012, the carrying values of all of these financial instruments, except the long-term debt with fixed interest rates, approximated fair value. The fair value of floating-rate debt approximates the carrying amount because the interest rates paid are based on short-term maturities. The fair value of our fixed-rate long-term debt is estimated based on the published market prices for the same or similar issues (a Level 1 category fair value measurement). As of March 31, 2012, the fair value of our fixed-rate debt was $304.5 million.

Recurring Fair Value Measurements

The following table summarizes the assets and liabilities measured at fair value on a recurring basis and include our derivative financial instruments by categories for the periods presented:

		Fair Value Measurements at March 31, 2012, Using
Description	Fair Value Measurements at March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,211)	$—	$(1,211)	$—
Commodity derivative liabilities—current	(12,288)	—	(12,288)	—

Total	$(13,499)	$—	$(13,499)	$—

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities—current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

We used the following methods and assumptions to estimate the fair values:

•

Commodity derivatives instruments: We utilize collars and swap derivative contracts to hedge against the variability in the fractionation, or frac, spread. We determine the fair values of our commodity derivative agreements based on discounted cash flows based on quoted forward prices for the respective commodities. Each is a level 2 input. We use the income approach, using valuation techniques that convert future cash flows to a single discounted value.

•

Interest rate swaps: We have entered into the interest rate swaps (“Interest Rate Swaps”) to establish fixed rates on a portion of the outstanding borrowings under our revolving credit facility (the “Revolver”). We use an income approach using valuation techniques that connect future cash flows to a single discounted value. We estimate the fair value of the swaps based on published interest rate yield curves as of the date of the estimate. Each of these is a level 2 input.

Nonrecurring Fair Value Measurements

In connection with our review of tangible and related intangible assets, if there is an indication of impairment and the estimated undiscounted cash flows do not exceed the carrying value of the tangible and intangible assets, then these assets are written down to their fair value. During the first quarter of 2012, the North Texas Gathering System in our Midcontinent Midstream segment was reviewed for impairment and found to be impaired. The factors used to determine fair value for purposes of impairment testing include, but are not limited to, estimates of proved and probable reserves, future commodity prices, the timing of future production and capital expenditures and a discount rate commensurate with the risk reflective of the lives remaining for the respective gas gathering assets. Because these significant fair value inputs are typically not observable, we have categorized the amounts as level 3 inputs. The assets of the North Texas Gathering System were written down to their fair value of $5.7 million.

Derivative Instruments	3 Months Ended
Mar. 31, 2012
Derivative Instruments

4. Derivative Instruments

Commodity Derivatives

We determine the fair values of our derivative agreements using third-party forward prices for the respective commodities as of the end of the reporting period and discount rates adjusted for the credit risk of our counterparties if the derivative is in an asset position and our own credit risk if the derivative is in a liability position. The following table sets forth our positions as of March 31, 2012 for commodities related to natural gas midstream revenues and cost of midstream gas purchased:

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at March 31, 2012
					Put	Call
NGL—natural gasoline collar	(gallons	)			(per gallon)
Second quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(5,706)
Crude oil swap	(barrels	)	(per barrel	)
Second quarter 2012 through fourth quarter 2012	600		$88.62				(2,595)
Natural gas purchase swap	(MMBtu	)	(MMBtu	)
Second quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,940)
Settlements to be paid in subsequent period							(1,047)

Interest Rate Swaps

We have entered into the Interest Rate Swaps to establish fixed interest rates on a portion of the outstanding borrowings under the Revolver. The following table sets forth the positions of the Interest Rate Swaps as of March 31, 2012:

	Notional Amounts	Swap Interest Rates (1)		Fair Value at March 31, 2012
Term	(in millions)	Pay	Receive
April 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,211)

(1)	References to LIBOR represent the 3-month rate.

We reported a (i) net derivative liability of $1.2 million at March 31, 2012 and (ii) gain in accumulated other comprehensive income (“AOCI”) of $0.6 million as of March 31, 2012 related to the Interest Rate Swaps. In connection with periodic settlements and related reclassification of other comprehensive income, we recognized $0.1 million of net hedging losses on the Interest Rate Swaps in the derivatives line on the Consolidated Statements of Operations during the three months ended March 31, 2012. See the following “Financial Statement Impact of Derivatives” section for the impact of the Interest Rate Swaps on our Consolidated Financial Statements.

Financial Statement Impact of Derivatives

The following table summarizes the effects of our derivative activities, as well as the location of gains (losses) on our Consolidated Statements of Operations for the periods presented:

	Location of gain (loss) on derivatives recognized in statement of operations	Three Months Ended March 31,
		2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivatives	$(22)	$(382)
Commodity contracts	Derivatives	(4,929)	(19,379)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Realized and unrealized derivative impact:
Cash paid for commodity and interest rate contract settlements	Derivatives	$(3,641)	$(4,858)
Unrealized derivative losses	Derivatives	(1,310)	(14,903)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

The following table summarizes the fair value of our derivative instruments, as well as the locations of these instruments on our Consolidated Balance Sheets for the periods presented:

		Fair Values as of March 31, 2012		Fair Values as of December 31, 2011
		Derivative	Derivative	Derivative	Derivative
	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities—current	$—	$1,211	$—	$1,433
Commodity contracts	Derivative assets/liabilities—current	—	12,288	—	10,609

Total derivatives not designated as hedging instruments		$—	$13,499	$—	$12,042

Total fair value of derivative instruments		$—	$13,499	$—	$12,042

As of March 31, 2012, we did not own derivative instruments that were classified as fair value hedges or trading securities. In addition, as of March 31, 2012, we did not own derivative instruments containing credit risk contingencies.

Equity Investments	3 Months Ended
Mar. 31, 2012
Equity Investments

5. Equity Investments

In accordance with the equity method of accounting, we recognized earnings from all equity investments in the aggregate of $1.0 million and $1.6 million for the three months ended March 31, 2012 and 2011, with a corresponding increase in the investment. The joint ventures generally pay quarterly distributions on their cash flow. We received distributions of $0.2 million and $4.8 million for the three months ended March 31, 2012 and 2011. Equity earnings related to our joint venture interests are recorded in other revenues on the Consolidated Statements of Operations. The equity investments for all joint ventures are included in the equity investments caption on the Consolidated Balance Sheets.

Financial statements from our investees are not sufficiently timely for us to apply the equity method currently. Therefore, we record our share of earnings or losses of an investee from the most recently available financial statements, which are usually on a one-month lag. This lag in reporting is consistent from period to period.

Summarized financial information of unconsolidated equity investments is as follows for the periods presented:

	February 29, 2012	November 30, 2011
Current assets	$28,731	$24,527
Noncurrent assets	$224,927	$217,517
Current liabilities	$11,100	$14,861
Noncurrent liabilities	$2,665	$2,571

	Three Months Ended February 29,
	2012	2011
Revenues	$12,706	$14,823
Expenses	$9,045	$8,235
Net income	$3,661	$6,588

Long-term Debt	3 Months Ended
Mar. 31, 2012
Long-term Debt

6. Long-term Debt

Revolver

As of March 31, 2012, net of outstanding indebtedness of $617.0 million and letters of credit of $2.5 million, we had remaining borrowing capacity of $380.5 million on the Revolver. The weighted average interest rate on borrowings outstanding under the Revolver during the first quarter of 2012 was approximately 2.9%. We do not have a public rating for the Revolver. As of March 31, 2012, we were in compliance with all covenants under the Revolver.

Partners' Capital and Distributions	3 Months Ended
Mar. 31, 2012
Partners' Capital and Distributions

7. Partners’ Capital and Distributions

As of March 31, 2012, partners’ capital consisted of 79.1 million common units.

Net Income (Loss) per Limited Partner Unit

Basic net income (loss) per limited partner unit is computed by dividing net income (loss) allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period. Diluted net income (loss) per limited partner unit is computed by dividing net income (loss) allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period and, when dilutive, phantom units. For the three months ended March 31, 2011, weighted average awards of 32 thousand phantom units were excluded from the diluted net income per limited partner unit calculation because the inclusion of these phantom units would have had an antidilutive effect. No phantom unit awards were excluded from the net loss per limited partner unit calculation for the three months ended March 31, 2012.

The following table reconciles net income (loss) and weighted average units used in computing basic and diluted net income (loss) per limited partner unit (in thousands, except per unit data):

	Three Months Ended March 31,
	2012	2011
Net income (loss)	$(110,344)	$7,511
Net loss attributable to noncontrolling interests, pre-merger	—	664

Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$(110,344)	$8,175
Adjustments:
Distributions to participating securities	(131)	(82)
Participating securities’ allocable share of net income	349	(30)

Net income (loss) allocable to limited partners, basic	$(110,126)	$8,063
Participating securities’ allocable share of net income (loss)	(349)	30
Participating securities’ earnings reallocated to unvested securities	349	(30)

Net income (loss) allocable to limited partners, diluted	$(110,126)	$8,063

Weighted average limited partner units, basic	79,301	46,426
Effect of dilutive securities:
Phantom units	39	—

Weighted average limited partner units, diluted	79,340	46,426

Net income (loss) per limited partner unit, basic	$(1.39)	$0.17
Net income (loss) per limited partner unit, diluted	$(1.39)	$0.17

Cash Distributions

We distribute 100% of Available Cash (as defined in our partnership agreement) within 45 days after the end of each quarter to unitholders of record. Available Cash is generally defined as all of our cash and cash equivalents on hand at the end of each quarter less reserves established by our general partner for future requirements. Our general partner has the discretion to establish cash reserves that are necessary or appropriate to (i) provide for the proper conduct of our business, (ii) comply with applicable law, any of our debt instruments or any other agreements and (iii) provide funds for distributions to unitholders and our general partner for any one or more of the next four quarters.

The following table reflects the allocation of total cash distributions paid by us during the periods presented:

	Three Months Ended March 31,
	2012	2011
Limited partners	$40,307	$30,587
Phantom units	111	46

Total cash distribution paid during period	$40,418	$30,633

On May 14, 2012, we will pay a $0.52 per unit quarterly distribution to unitholders of record on May 8, 2012.

Unit-Based Compensation	3 Months Ended
Mar. 31, 2012
Unit-Based Compensation

8. Unit-Based Compensation

The Penn Virginia Resource GP, LLC Sixth Amended and Restated Long-Term Incentive Plan (the “LTIP”) permits the grant of common units, deferred common units, unit options, restricted units and phantom units to employees and directors of our general partner and its affiliates. Common units and deferred common units granted under the LTIP are immediately vested, and we recognize compensation expenses related to those grants on the grant date. Restricted units and the time-based and performance-based phantom units granted under the LTIP generally vest over a three-year period, and we recognize compensation expense related to those grants on a straight-line basis over the vesting period. Compensation expense related to these grants is recorded in the general and administrative expenses caption on our Consolidated Statements of Operations. During the three months ended March 31, 2012, we granted 237 thousand phantom units at a weighted average grant-date fair value of $24.13 including 124 thousand time-based phantom units and 113 thousand performance-based units.

Time-based phantom units vest over a three-year period, with one-third vesting in each year. Some of the phantom units vested during the first quarter. A portion of the vested units were withheld for payroll taxes with the recipient receiving the net vested units.

Performance-based phantom units cliff-vest at the end of a three year period. The number of units that vest could range from 0% to 200% and depends on the outcome of unit market performance compared to peers and key results of operations metrics. Performance-based phantom units are entitled to forfeitable distribution equivalent rights which accumulate over the term of the units and will be paid in cash to the grantees at the date of vesting. The fair value of each performance-based phantom unit was estimated on the date of grant as $23.34 using a Monte Carlo simulation approach that uses the assumptions noted in the following table. Expected volatilities are based on historical changes in the market value of our common units. We base the risk-free interest rate on the U.S. Treasury rate for the week of the grant having a term equal to the expected life of the phantom units, continuously compounded.

2012
Expected volatility	34.03%
Expected life	2.9 years
Risk-free interest rate	0.40%

In connection with the normal three-year vesting of phantom units, as well as common unit and deferred common unit awards, we recognized the following expense during the periods presented:

	Three Months Ended March 31,
	2012	2011
Phantom units	$1,888	$530
Director deferred and common units	150	291

	$2,038	$821

Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies

9. Commitments and Contingencies

Legal

We are involved, from time to time, in various legal proceedings arising in the ordinary course of business. While the ultimate results of these proceedings cannot be predicted with certainty, our management believes that these claims will not have a material adverse effect on our financial position or results of operations.

Environmental Compliance

As of March 31, 2012 and December 31, 2011, our environmental liabilities were $0.7 million and $0.8 million, which represent our best estimate of the liabilities as of those dates related to our Eastern Midstream and Midcontinent Midstream businesses and our Coal and Natural Resource Management business. We have reclamation bonding requirements with respect to certain unleased and inactive properties. Given the uncertainty of when a reclamation area will meet regulatory standards, a change in this estimate could occur in the future.

Mine Health and Safety Laws

There are numerous mine health and safety laws and regulations applicable to the coal mining industry. However, since we do not operate any mines and do not employ any coal miners, we are not subject to such laws and regulations. Accordingly, we have not accrued any related liabilities.

Customer Credit Risk

For the three months ended March 31, 2012, four of our Midcontinent Midstream segment customers accounted for $105.2 million, or an aggregate of 43% of our total consolidated revenues. At March 31, 2012, 36% of our consolidated accounts receivable related to these customers.

Segment Information	3 Months Ended
Mar. 31, 2012
Segment Information

10. Segment Information

Our operating segments represent components of our business about which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision-making group, in assessing performance. Our decision-making group consists of our Chief Executive Officer and other senior officers. This group routinely reviews and makes operating and resource allocation decisions among our Eastern Midstream and Midcontinent Midstream natural gas operations and Coal and Natural Resource Management operations. Accordingly, our reportable segments are as follows:

•

Eastern Midstream—Our Eastern Midstream segment is engaged in providing natural gas gathering, transportation and other related services in Pennsylvania. In addition, we own member interests in a joint venture that transports water to natural gas producers.

•

Midcontinent Midstream—Our Midcontinent Midstream segment is engaged in providing natural gas processing, gathering services, and other related services. In addition, we own member interests in joint ventures that gather and transport natural gas. These processing and gathering systems are located primarily in Oklahoma and Texas.

•

Coal and Natural Resource Management—Our Coal and Natural Resource Management segment primarily involves the management and leasing of coal properties and the subsequent collection of royalties. We also earn revenues from other land management activities, such as selling standing timber, leasing coal-related infrastructure facilities and collecting oil and gas royalties.

The following tables present a summary of certain financial information relating to our segments for the periods presented:

	Eastern Midstream	Midcontinent Midstream	Coal and Natural Resource Management	Consolidated
For the three months ended March 31, 2012
Revenues	$11,473	$195,582	$39,362	$246,417
Cost of midstream gas purchased	—	165,464	—	165,464
Operating costs and expenses	1,512	17,795	8,640	27,947
Impairments	—	124,845	—	124,845
Depreciation, depletion & amortization	2,061	13,606	8,186	23,853

Operating income	$7,900	$(126,128)	$22,536	$(95,692)

Interest expense				(9,817)
Derivatives				(4,951)
Other				116

Net income				$(110,344)

Additions to property and equipment	$31,284	$44,039	$246	$75,569

For the three months ended March 31, 2011
Revenues	$3,020	$205,079	$45,428	$253,527
Cost of midstream gas purchased	—	170,255	—	170,255
Operating costs and expenses	236	15,177	8,630	24,043
Depreciation, depletion & amortization	353	11,571	9,320	21,244

Operating income	$2,431	$8,076	$27,478	$37,985

Interest expense				(10,850)
Derivatives				(19,761)
Other				137
Net income				$7,511

Additions to property and equipment	$23,912	$13,155	$95,600	$132,667

	Total assets at
	March 31,	December 31,
	2012	2012
Eastern Midstream	$204,217	$174,444
Midcontinent Midstream	627,047	736,351
Coal and Natural Resource Management	679,919	683,197

Totals	$1,511,183	$1,593,992

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events

11. Subsequent Events

Chief Acquisition

On April 9, 2012, we entered into a membership interest purchase and sale agreement (“Purchase Agreement”) to acquire Chief Gathering LLC (“Chief Gathering”) from Chief E&D Holdings LP (“Chief Holdings”) for a base purchase price of $1.0 billion, payable in a combination of $800 million in cash and $200 million in a new class of limited partner interests in us (“Special Units”) subject to adjustment as provided in the Purchase Agreement. The Special Units are substantially similar to our common units, except that the Special Units, to be issued to Chief Holdings, will neither pay nor accrue distributions for six consecutive quarterly distributions commencing with the first quarterly distribution whose record date occurs after the date of the closing of the Purchase Agreement.

Chief Gathering owns and operates six natural gas gathering systems serving over 300,000 dedicated acres in the Marcellus Shale, located in the north central Pennsylvania counties of Lycoming, Bradford, Susquehanna, Sullivan, Wyoming and Greene and in Preston County, West Virginia. This transaction, when closed, will result in a major expansion of PVR’s pipeline systems in the Marcellus Shale region.

On April 9, 2012, we entered into (i) a Class B unit purchase agreement with Riverstone V PVR Holdings, L.P. and Riverstone Global Energy and Power Fund V (FT), L.P. (the “Riverstone Investor”) to sell $400.0 million of Class B Units, representing a new class of limited partner interests in us (the “Class B Units”), in a private placement to the Riverstone Investor, and (ii) a common unit purchase agreement with the purchasers named therein to sell $180.0 million of our common units in a private placement to such purchasers (the “PIPE Transaction”). We will use the proceeds from the sale of the Class B Units and the common units in the PIPE Transaction to fund a portion of the cash purchase price for the Chief acquisition.

On May 17, 2012 the Chief Acquisition was completed with us paying $850.0 million in cash and $191.3 million of preliminary fair value Special Units. The acquisition was accounted for using the purchase method of accounting. Under the purchase method of accounting, the total purchase price has been allocated to the current assets and liabilities and the tangible, intangible and goodwill assets acquired. The purchase price allocation for the Chief Acquisition is preliminary and has not been finalized. We need to complete certain post-closing adjustments with the seller and the appraisal of the assets acquired. Fair values have been developed using recognized business valuation techniques and are subject to change pending final valuation analysis.

Amendment to Revolver

In connection with the Chief Acquisition, we, together with our wholly owned subsidiary, PVR Finco LLC, and certain of our other affiliates, entered into an amendment to the Revolver, or the Revolver Amendment, certain provisions of which were effective on April 23, 2012 and certain provisions of which were effective upon the consummation of the Chief Acquisition to, among other things, to allow for certain modifications to facilitate the Chief Acquisition. Specifically, the Revolver Amendment modifies certain covenants in our Revolver, including, but not limited to, covenants relating to permitted indebtedness, permitted liens and certain financial covenants, in order to permit us to obtain a bridge loan commitment and to incur other indebtedness in order to finance the Chief acquisition.

Bridge Loans

In April 2012, in connection with the proposed Chief Acquisition, we obtained a commitment from commercial banks for senior unsecured bridge loans in an aggregate amount up to $220 million (the “Bridge Loans”). The commitment expired in May 2012 upon issuance of the 8.375% Senior Notes.

Senior Notes

On May, 17, 2012, we completed the issuance of $600 million of senior notes in a private placement. These notes were priced at 100% of the principal amount and bear interest at a rate of 8.375% per year, due June 1, 2020. They are fully and unconditionally guaranteed by PVR’s existing and future domestic restricted subsidiaries, subject to certain exceptions. Approximately $250 million of the proceeds from the senior notes offering was used in connection with the financing of the Chief Acquisition, and the remainder was used to pay down a portion of the outstanding borrowings under PVR’s Revolver.

Sale of Crossroads System

On July 3, 2012, we completed the sale of our Crossroads natural gas gathering system and processing plant (the “Crossroads Sale”) for cash proceeds of $63 million. The Crossroads system, located in the Midcontinent Midstream segment in the southeastern portion of Harrison County in east Texas, includes approximately eight miles of gas gathering pipeline, an 80 MMcfd cryogenic processing plant, approximately 20 miles of NGL pipeline, and a 50% ownership in an approximately 11-mile gas pipeline.

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Recurring Basis

		Fair Value Measurements at March 31, 2012, Using
Description	Fair Value Measurements at March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,211)	$—	$(1,211)	$—
Commodity derivative liabilities—current	(12,288)	—	(12,288)	—

Total	$(13,499)	$—	$(13,499)	$—

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities—current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at March 31, 2012
					Put	Call
NGL—natural gasoline collar	(gallons	)			(per gallon)
Second quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(5,706)
Crude oil swap	(barrels	)	(per barrel	)
Second quarter 2012 through fourth quarter 2012	600		$88.62				(2,595)
Natural gas purchase swap	(MMBtu	)	(MMBtu	)
Second quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,940)
Settlements to be paid in subsequent period							(1,047)

Schedule Of Positions For Interest Rate Swap

	Notional Amounts	Swap Interest Rates (1)		Fair Value at March 31, 2012
Term	(in millions)	Pay	Receive
April 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,211)

(1)	References to LIBOR represent the 3-month rate.

Effects of Derivative Activities and Location of Gains and Losses on Statement of Operations

	Location of gain (loss) on derivatives recognized in statement of operations	Three Months Ended March 31,
		2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivatives	$(22)	$(382)
Commodity contracts	Derivatives	(4,929)	(19,379)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Realized and unrealized derivative impact:
Cash paid for commodity and interest rate contract settlements	Derivatives	$(3,641)	$(4,858)
Unrealized derivative losses	Derivatives	(1,310)	(14,903)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Summary Of Fair Value Of Derivative Instruments

		Fair Values as of March 31, 2012		Fair Values as of December 31, 2011
		Derivative	Derivative	Derivative	Derivative
	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities—current	$—	$1,211	$—	$1,433
Commodity contracts	Derivative assets/liabilities—current	—	12,288	—	10,609

Total derivatives not designated as hedging instruments		$—	$13,499	$—	$12,042

Total fair value of derivative instruments		$—	$13,499	$—	$12,042

Equity Investments (Tables)	3 Months Ended
Mar. 31, 2012
Components Of Summarized Financial Information Of Unconsolidated Equity Investments

	February 29, 2012	November 30, 2011
Current assets	$28,731	$24,527
Noncurrent assets	$224,927	$217,517
Current liabilities	$11,100	$14,861
Noncurrent liabilities	$2,665	$2,571

	Three Months Ended February 29,
	2012	2011
Revenues	$12,706	$14,823
Expenses	$9,045	$8,235
Net income	$3,661	$6,588

Partners' Capital and Distributions (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Net Income Per Limited Partner Unit

	Three Months Ended March 31,
	2012	2011
Net income (loss)	$(110,344)	$7,511
Net loss attributable to noncontrolling interests, pre-merger	—	664

Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$(110,344)	$8,175
Adjustments:
Distributions to participating securities	(131)	(82)
Participating securities’ allocable share of net income	349	(30)

Net income (loss) allocable to limited partners, basic	$(110,126)	$8,063
Participating securities’ allocable share of net income (loss)	(349)	30
Participating securities’ earnings reallocated to unvested securities	349	(30)

Net income (loss) allocable to limited partners, diluted	$(110,126)	$8,063

Weighted average limited partner units, basic	79,301	46,426
Effect of dilutive securities:
Phantom units	39	—

Weighted average limited partner units, diluted	79,340	46,426

Net income (loss) per limited partner unit, basic	$(1.39)	$0.17
Net income (loss) per limited partner unit, diluted	$(1.39)	$0.17

Schedule Of Cash Distributions To Limited Partners

	Three Months Ended March 31,
	2012	2011
Limited partners	$40,307	$30,587
Phantom units	111	46

Total cash distribution paid during period	$40,418	$30,633

Unit-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Expected Life Of Phantom Units

2012
Expected volatility	34.03%
Expected life	2.9 years
Risk-free interest rate	0.40%

Components Of Recognized Expenses

	Three Months Ended March 31,
	2012	2011
Phantom units	$1,888	$530
Director deferred and common units	150	291

	$2,038	$821

Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Segments Financial Information

	Eastern Midstream	Midcontinent Midstream	Coal and Natural Resource Management	Consolidated
For the three months ended March 31, 2012
Revenues	$11,473	$195,582	$39,362	$246,417
Cost of midstream gas purchased	—	165,464	—	165,464
Operating costs and expenses	1,512	17,795	8,640	27,947
Impairments	—	124,845	—	124,845
Depreciation, depletion & amortization	2,061	13,606	8,186	23,853

Operating income	$7,900	$(126,128)	$22,536	$(95,692)

Interest expense				(9,817)
Derivatives				(4,951)
Other				116

Net income				$(110,344)

Additions to property and equipment	$31,284	$44,039	$246	$75,569

For the three months ended March 31, 2011
Revenues	$3,020	$205,079	$45,428	$253,527
Cost of midstream gas purchased	—	170,255	—	170,255
Operating costs and expenses	236	15,177	8,630	24,043
Depreciation, depletion & amortization	353	11,571	9,320	21,244

Operating income	$2,431	$8,076	$27,478	$37,985

Interest expense				(10,850)
Derivatives				(19,761)
Other				137
Net income				$7,511

Additions to property and equipment	$23,912	$13,155	$95,600	$132,667

	Total assets at
	March 31,	December 31,
	2012	2012
Eastern Midstream	$204,217	$174,444
Midcontinent Midstream	627,047	736,351
Coal and Natural Resource Management	679,919	683,197

Totals	$1,511,183	$1,593,992

Organization And Basis Of Presentation (Detail)	3 Months Ended
Mar. 31, 2012 Segment
Organization and Basis of Presentation [Line Items]
Number of operating business segments	3
Fair value of assets less than carrying amount, likelihood rate	50.00%

Impairment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Asset Impairment And Closure Costs [Line Items]
Impairment charge related to tangible and intangible natural gas	$ 124,845
Percentage of revenue from geographical segment	1.00%	1.00%

Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Fair Value Measurements [Line Items]
Fair value of fixed-rate debt	$ 304.5
Assets fair value	$ 5.7

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	$ (13,499)	$ (12,042)
Derivative liabilities	(1,200)
Total assets and liabilities	(13,499)	(12,042)
Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	(13,499)	(12,042)
Interest Rate Swap
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,211)	(1,433)
Interest Rate Swap | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,211)	(1,433)
Commodity Derivative
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	(12,288)	(10,609)
Commodity Derivative | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative liabilities	$ (12,288)	$ (10,609)

Derivative Instruments (Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Derivative [Line Items]
Fair Value	$ (1,211)
Settlements To Be Paid In Subsequent Period
Derivative [Line Items]
Fair Value	(1,047)
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	54,000
Fair Value	(5,706)
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012 | Call Option
Derivative [Line Items]
Weighted Average Price (per gallon)	2.02
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012 | Put Option
Derivative [Line Items]
Weighted Average Price (per gallon)	1.75
Crude Oil Swap | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	600
Swap Price	88.62
Fair Value	(2,595)
Natural Gas Purchase Swap | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	4,000
Swap Price	5.195
Fair Value	$ (2,940)

Derivative Instruments (Schedule Of Positions For Interest Rate Swap) (Detail) (USD $)	3 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Notional Amounts	$ 100,000,000
Swap Interest Rates, Pay	2.09% [1]
Swap Interest Rates, Receive	LIBOR
Fair Value	$ (1,211,000)

[1]	References to LIBOR represent the 3-month rate.

Derivative Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Derivative gain in AOCI recognized in 2012	$ 0.6
Derivative Liabilities Noncurrent	1.2
Net hedging losses in the derivatives recognized	$ 0.1

Derivative Instruments (Effects Of Derivative Activities And Location Of Gains And Losses On Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (4,951)	$ (19,761)
Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(4,951)	(19,761)
Unrealized derivative losses	(1,310)	(14,903)
Not Designated as Hedging Instrument | Derivatives
Derivative [Line Items]
Cash received (paid) for derivatives	(3,641)	(4,858)
Not Designated as Hedging Instrument | Derivatives | Interest Rate Contract
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(22)	(382)
Not Designated as Hedging Instrument | Derivatives | Commodity Contract
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (4,929)	$ (19,379)

Derivative Instruments Summary Of Fair Value Of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative liabilities	$ 13,499	$ 12,042
Total fair value of derivative instruments, assets
Total fair value of derivative instruments, liabilities	13,499	12,042
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative assets
Derivative liabilities	13,499	12,042
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets
Derivative liabilities	1,211	1,433
Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Derivative assets
Derivative liabilities	$ 12,288	$ 10,609

Equity Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity earnings	$ 1	$ 1.6
Distributions	$ 0.2	$ 4.8

Equity Investments (Components Of Summarized Financial Information Of Unconsolidated Equity Investments) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	$ 28,731		$ 24,527
Noncurrent assets	224,927		217,517
Current liabilities	11,100		14,861
Noncurrent liabilities	2,665		2,571
Revenues	12,706	14,823
Expenses	9,045	8,235
Net income	$ 3,661	$ 6,588

Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Line of Credit Facility [Line Items]
Indebtedness outstanding	$ 617
Letters of credit	2.5
Remaining borrowing capacity	$ 380.5
Weighted average interest rate on borrowings	2.90%

Partners' Capital And Distributions (Narrative) (Detail) (USD $)	3 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	May 31, 2012 Cash Distribution
Distribution Made to Member or Limited Partner [Line Items]
Common units outstanding	79,100,000
Weighted average units excluded from diluted net income	0	32,000
Percentage of distributed of available cash	100.00%
Maximum period of cash distribution to limited partners	45 days
Quarterly payment of distribution per unit			$ 0.52

Partners' Capital And Distributions (Schedule Of Net Income (Loss) Per Limited Partner Unit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Distribution Made to Member or Limited Partner [Line Items]
Net income (loss)	$ (110,344)	$ 7,511
Net loss attributable to noncontrolling interests, pre-merger		664
Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	(110,344)	8,175
Distributions to participating securities	(131)	(82)
Participating securities' allocable share of net income	349	(30)
Net income (loss) allocable to limited partners, basic	(110,126)	8,063
Participating securities' allocable share of net income (loss)	(349)	30
Participating securities' earnings reallocated to unvested securities	349	(30)
Net income (loss) allocable to limited partners, diluted	$ (110,126)	$ 8,063
Weighted average limited partner units, basic	79,301	46,426
Phantom units	39
Weighted average limited partner units, diluted	79,340	46,426
Net income (loss) per limited partner unit, basic	(1.39)	0.17
Net income (loss) per limited partner unit, diluted	(1.39)	0.17

Partners' Capital And Distributions (Schedule Of Cash Distributions To Limited Partners) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 40,418	$ 30,633
Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	40,307	30,587
Phantom Units
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 111	$ 46

Unit-Based Compensation (Narrative) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	200.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	0.00%
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	237
Amount of common units granted at a weighted average grant-date fair value	24.13
Total fair value on date of grant	23.34
Time Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	124
Performance Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	113

Unit-Based Compensation (Schedule Of Expected Life Of Phantom Units) (Detail)	3 Months Ended
Mar. 31, 2012 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	34.03%
Expected life	2.9
Risk-free interest rate	0.40%

Unit-Based Compensation (Components Of Recognized Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 2,038	$ 821
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	1,888	530
Director Deferred And Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 150	$ 291

Commitments And Contingencies (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Environmental liabilities	$ 0.7	$ 0.8
Segment revenue	$ 105.2
Revenue percentage	43.00%
Percentage of consolidated receivables related to major customers	36.00%

Segment Information (Schedule Of Segments Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 246,417	$ 253,527
Cost of midstream gas purchased	165,464	170,255
Operating costs and expenses	27,947	24,043
Impairments	124,845
Depreciation, depletion & amortization	23,853	21,244
Operating income (loss)	(95,692)	37,985
Interest expense	(9,817)	(10,850)
Derivatives	(4,951)	(19,761)
Other	116	137
Net income	(110,344)	7,511
Additions to property and equipment	75,569	132,667
Total assets	1,511,183		1,593,992
Natural Gas Eastern Midstream Segment
Segment Reporting Information [Line Items]
Revenues	11,473	3,020
Operating costs and expenses	1,512	236
Depreciation, depletion & amortization	2,061	353
Operating income (loss)	7,900	2,431
Additions to property and equipment	31,284	23,912
Total assets	204,217		174,444
Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Revenues	195,582	205,079
Cost of midstream gas purchased	165,464	170,255
Operating costs and expenses	17,795	15,177
Impairments	124,845
Depreciation, depletion & amortization	13,606	11,571
Operating income (loss)	(126,128)	8,076
Additions to property and equipment	44,039	13,155
Total assets	627,047		736,351
Coal And Natural Resource Management Segment
Segment Reporting Information [Line Items]
Revenues	39,362	45,428
Operating costs and expenses	8,640	8,630
Depreciation, depletion & amortization	8,186	9,320
Operating income (loss)	22,536	27,478
Additions to property and equipment	246	95,600
Total assets	$ 679,919		$ 683,197

Subsequent Events (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2012 Acquisition	Mar. 31, 2012 Acquisition Segment acre	May 17, 2012 Acquisition	Apr. 30, 2012 Acquisition Bridge Loans	May 17, 2012 Acquisition Senior Notes	May 31, 2012 Acquisition Senior Notes	May 17, 2012 Private Placement Senior Notes	Jul. 03, 2012 Crossroads Natural Gas Gathering System mi MMcf	Jul. 03, 2012 Crossroads Natural Gas Gathering System Natural Gas Liquids Reserves [Member] mi
Subsequent Event [Line Items]
Purchase price payable		$ 1,000,000,000
Cash consideration paid for Chief		800,000,000	850,000,000
Purchase price payable, new class of limited partners		200,000,000	191,300,000
Number of natural gas gathering systems own and operate		6
Measurement of area served		300,000
Value of agreement to sell limited partners unit	400,000,000
Value of agreement to sell common units	180,000,000
Borrowing, maximum amount				220,000,000
Debt interest rate						8.38%	8.38%
Issuance of senior notes							600,000,000
Percentage of notes principal amount							100.00%
Maturity date							Jun 1, 2020
Proceeds from issuance of senior notes					250,000,000
Sale of Crossroads natural gas								$ 63,000,000
Gas pipeline								8	20
Cryogenic processing plant capacity								80
Ownership in an approximately 11-mile gas pipeline								50.00%
Length of gas pipeline								11